Other reserves and accumulated losses (Details Narrative) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Capital reserve	$ 387,321	$ 203,149
Other related parties [member]
IfrsStatementLineItems [Line Items]
Capital reserve	367,189	183,017
Parent [member]
IfrsStatementLineItems [Line Items]
Capital reserve	$ 20,132	$ 20,132